COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

Capital and other commitments

The Company did not have significant capital, other commitments or long term obligations as of December 31, 2021. As of December 31, 2021, the fair value of guarantees was not material. See Note 2(k).

Contingencies

On September 11, 2020, a securities class action complaint was filed against the Company and the Company’s officers and directors in the Supreme Court of the State of New York, County of New York. An amended complaint was filed on February 1, 2021, which added as defendants the underwriters for the Company’s initial public offering. The plaintiff asserted claims under Sections 11 and 15 of the Securities Act of 1933 based on purported misstatements and omissions in Form F-1 registration statement for the Company’s initial public offering. The plaintiff brought his claims individually and on behalf of all other persons who acquired the Company’s American Depositary Shares pursuant and/or traceable to our initial public offering, and seeks compensatory damages, rescission, injunctive relief, and costs and expenses, including attorneys’ fees and expert fees in unidentified amounts. On April 2, 2021, the Company, one of the underwriters for the Company’s initial public offering and certain of the Company’s directors and officers filed a joint motion to dismiss the plaintiff’s amended complaint in its entirety and with prejudice. On February 16, 2022, the Court denied the motion to dismiss filed by us and certain of our officers and directors while it dismissed the action against the underwriter defendants. On February 28, 2022, we filed an answer to the amended complaint and a notice of appeal of the Court’s decision denying the motion to dismiss. The litigation is ongoing. As such, the Company is currently not in a position to estimate the possible loss or possible range of loss, if any, associated with the resolution of the lawsuits.